DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations
Operating results of the discontinued operation for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Revenues	$3,506	$3,795	$3,274
Direct operating costs	(3,087)	(3,303)	(2,818)
General and administrative expenses	(176)	(169)	(115)
Interest expense, net	(246)	(219)	(191)
Equity accounted income (loss), net	1	5	2
Impairment expense, net	(3)	—	—
Gain on acquisitions/dispositions, net	3,916	—	—
Other income (expenses), net	(115)	(100)	(88)
Income (loss) before income tax	3,796	9	64
Current and deferred taxes	16	371	17
Net income (loss) from discontinued operations	$3,812	$380	$81
Net income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Net income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(533)	$803	$16
Non-controlling interests	(450)	(107)	(4)
Total	$(983)	$696	$12

Net income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$1,052	$108	$20
Non-controlling interests	2,760	272	61
Total	$3,812	$380	$81
Comprehensive income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Comprehensive income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(531)	$839	$(25)
Non-controlling interests	(454)	(62)	(83)
Total	$(985)	$777	$(108)

Comprehensive income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$1,044	$145	$108
Non-controlling interests	2,739	371	296
Total	$3,783	$516	$404
The net cash flows attributable to the operating, investing and financing activities of the discontinued operation for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Operating cash flows	$(57)	$241	$482
Financing cash flows	(3,116)	602	(374)
Investing cash flows	3,839	(833)	(156)
Net cash flows	$666	$10	$(48)